Severance and Exit Costs	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Restructuring and Related Activities [Abstract]
Severance and Exit Costs
13.	Severance and Exit Costs
In connection with acquisitions, we conducted post-acquisition related operational reviews to reallocate resources to strategic areas of the business. The operational reviews resulted in workforce reductions, lease obligations related to properties that were vacated and other expenses. Severance and exit costs included in acquisition-related expenses in the Condensed Consolidated Statements of Operations are as follows:

	Successor	Predecessor
($ in thousands)	Three Months Ended May 31, 2021	Three Months Ended May 31, 2020
Severance	$40	$763
Lease exits	322	957

Total severance and exit costs	$362	$1,720

Included in accounts payable and accrued liabilities as of May 31, 2021 and February 28, 2021 is a restructuring liability, primarily consisting of lease related obligations, of $0.8 million and $1.6 million and a restructuring severance liability of $0.1 million and $0.3 million, respectively. We expect these amounts to be substantially p
a
id within the next 12 months.
The following table reflects the changes in the severance and exit costs accruals:

	Successor	Predecessor
($ in thousands)	Three Months Ended May 31, 2021	Three Months Ended May 31, 2020
Beginning of period	$1,988	$3,730
Payments	(879)	(2,970)
Impairment of right-of-use assets	(580)	—
Expenses	362	1,720

End of period	$891	$2,480

16.	SEVERANCE AND EXIT COSTS
In connection with the acquisitions discussed in Note 3, Business Combination and Acquisitions, the Company conducted Company-wide post-acquisition related operational reviews to reallocate resources to strategic areas of its business. The operational reviews resulted in workforce reductions, lease obligations related to properties that were vacated and other expenses. Severance and exit costs included in acquisition-related expenses in the Consolidated Statements of Operations are as follows:

	Successor	Predecessor
($ in thousands)	February 4, 2021 through February 28, 2021	March 1, 2020 through February 3, 2021	Fiscal Year Ended February 29, 2020	Fiscal Year Ended February 28, 2019
Severance	$10	$1,971	$7,195	$6,113
Lease exits	45	2,695	1,132	2,194
Total severance and exit costs	$55	$4,666	$8,327	$8,307
Included in accounts payable and accrued liabilities as of February 28, 2021 and February 29, 2020 is a restructuring liability balance of $1.6 million and $1.1 million, respectively, that primarily consists of lease related obligations, and a restructuring severance liability of $0.3 million and $2.6 million, respectively. The Company expects these amounts to be substantially paid within the next 12 months.
The following table reflects the changes in the severance and exit costs accruals:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Beginning of period	$3,730	$4,509
Payments	$(6,463)	$(9,106)
Expenses	4,721	8,327
End of period	$1,988	$3,730